Restricted stock units (RSUs) (Details) - Restricted Stock Units (RSUs) [Member]	6 Months Ended
Jun. 30, 2019 $ / shares shares
Balance, No. of Units (Beginning) | shares	0
RSUs granted during the year | shares	322,106
Balance, No. of Units (Ending) | shares	322,106
Balance, Weighted average exercise price | $ / shares	$ 0
RSUs granted during the year | $ / shares	5.28
Balance, Weighted average exercise price | $ / shares	$ 5.28